UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
Consumer Discretionary — 18.1%
	Distributors — 1.0%
1,185	Genuine Parts Co.	52,852

	Diversified Consumer Services — 0.3%
1,123	H&R Block, Inc.	14,545

	Hotels, Restaurants & Leisure — 2.2%
707	Darden Restaurants, Inc.	30,260
1,199	Marriott International, Inc., Class A	42,975
996	Yum! Brands, Inc.	45,853

		119,088
	Household Durables — 2.2%
1,707	Fortune Brands, Inc.	84,041
1,177	Jarden Corp.	36,629

		120,670
	Internet & Catalog Retail — 0.8%
1,584	Expedia, Inc.	44,690

	Media — 4.0%
954	Cablevision Systems Corp., Class A	24,975
2,560	Clear Channel Outdoor Holdings, Inc., Class A (a)	29,256
1,688	DISH Network Corp., Class A	32,348
3,504	Gannett Co., Inc.	42,848
697	Omnicom Group, Inc.	27,529
622	Scripps Networks Interactive, Inc., Class A	29,590
85	Washington Post Co. (The), Class B (c)	33,758

		220,304
	Multiline Retail — 0.8%
2,042	Macy's, Inc.	47,150

	Specialty Retail — 5.9%
193	AutoZone, Inc. (a)	44,083
1,454	Bed Bath & Beyond, Inc. (a)	63,101
4,903	Gap, Inc. (The)	91,390
938	Staples, Inc.	19,630
1,232	Tiffany & Co.	57,884
1,078	TJX Cos., Inc.	48,098

		324,186
	Textiles, Apparel & Luxury Goods — 0.9%
867	Phillips-Van Heusen Corp.	52,171

	Total Consumer Discretionary	995,656
Consumer Staples — 5.4%
	Beverages — 0.8%
682	Brown-Forman Corp., Class B	42,062

	Food & Staples Retailing — 1.3%
3,377	Safeway, Inc.	71,459

	Food Products — 2.0%
1,688	JM Smucker Co. (The)	102,157
179	McCormick & Co., Inc. (Non-Voting)	7,521
26	Ralcorp Holdings, Inc. (a)	1,497

		111,175
	Household Products — 1.0%
297	Clorox Co.	19,831
511	Energizer Holdings, Inc. (a)	34,368

		54,199
	Tobacco — 0.3%
225	Lorillard, Inc.	18,054

	Total Consumer Staples	296,949
Energy — 8.4%
	Oil, Gas & Consumable Fuels — 8.4%
2,801	CVR Energy, Inc. (a)	23,107
1,149	Devon Energy Corp.	74,382
3,972	El Paso Corp.	49,167
1,638	EQT Corp.	59,074
758	Kinder Morgan Management LLC (a)	45,666
991	Newfield Exploration Co. (a)	56,946
2,076	Teekay Corp., (Canada)	55,504
5,178	Williams Cos., Inc. (The)	98,942

	Total Energy	462,788
Financials — 25.4%
	Capital Markets — 2.8%
287	Affiliated Managers Group, Inc. (a)	22,424
898	Ameriprise Financial, Inc.	42,493
775	Northern Trust Corp.	37,376
968	T. Rowe Price Group, Inc.	48,482

		150,775
	Commercial Banks — 6.2%
1,590	BancorpSouth, Inc.	22,545
1,787	BB&T Corp.	43,038
585	City National Corp.	31,041
572	Cullen/Frost Bankers, Inc.	30,787
3,340	Fifth Third Bancorp	40,176
606	M&T Bank Corp. (c)	49,564
1,864	SunTrust Banks, Inc.	48,155
2,184	TCF Financial Corp. (c)	35,365
1,909	Wilmington Trust Corp.	17,142
1,187	Zions Bancorp	25,344

		343,157
	Insurance — 11.4%
844	AON Corp.	33,021
1,062	Assurant, Inc.	43,237
2,919	Cincinnati Financial Corp.	84,201
2,991	Loews Corp.	113,355
5,888	Old Republic International Corp.	81,555
2,246	OneBeacon Insurance Group Ltd., Class A	32,096
1,715	Principal Financial Group, Inc.	44,463
971	Symetra Financial Corp.	10,152
1,516	Transatlantic Holdings, Inc.	77,048
2,604	W.R. Berkley Corp.	70,490
1,759	XL Group plc, (Bermuda)	38,102

		627,720
	Real Estate Investment Trusts (REITs) — 3.3%
1,529	Kimco Realty Corp.	24,074
231	Public Storage	22,450
1,378	Regency Centers Corp.	54,405
403	Ventas, Inc.	20,762
708	Vornado Realty Trust	60,542

		182,233
	Real Estate Management & Development — 0.9%
3,287	Brookfield Properties Corp. (c)	51,010

	Thrifts & Mortgage Finance — 0.8%
3,376	People's United Financial, Inc.	44,187

	Total Financials	1,399,082
Health Care — 6.0%
	Health Care Equipment & Supplies — 1.6%
1,164	Becton, Dickinson & Co.	86,230

	Health Care Providers & Services — 4.4%
740	AmerisourceBergen Corp.	22,695
1,639	Community Health Systems, Inc. (a)	50,761
2,840	Coventry Health Care, Inc. (a)	61,147
3,341	Lincare Holdings, Inc.	83,814
1,226	VCA Antech, Inc. (a)	25,861

		244,278
	Total Health Care	330,508
Industrials — 9.4%
	Aerospace & Defense — 2.5%
622	Alliant Techsystems, Inc. (a)	46,902
704	L-3 Communications Holdings, Inc.	50,863
297	Precision Castparts Corp.	37,836

		135,601
	Commercial Services & Supplies — 1.8%
3,317	Republic Services, Inc.	101,149

	Electrical Equipment — 2.6%
840	AMETEK, Inc.	40,107
970	Cooper Industries plc	47,467
858	Roper Industries, Inc.	55,924

		143,498
	Industrial Conglomerates — 0.8%
1,395	Carlisle Cos., Inc.	41,772

	Machinery — 1.7%
1,255	Snap-On, Inc.	58,389
867	WABCO Holdings, Inc. (a)	36,365

		94,754
	Total Industrials	516,774
Information Technology — 5.5%
	Electronic Equipment, Instruments & Components — 3.5%
1,127	Amphenol Corp., Class A	55,210
1,725	Arrow Electronics, Inc. (a)	46,101
3,116	Tyco Electronics Ltd., (Switzerland)	91,038

		192,349
	Software — 2.0%
2,091	Jack Henry & Associates, Inc.	53,326
2,434	Synopsys, Inc. (a)	60,280

		113,606
	Total Information Technology	305,955
Materials — 6.2%
	Chemicals — 4.6%
1,340	Albemarle Corp.	62,741
889	PPG Industries, Inc.	64,741
826	Sherwin-Williams Co. (The)	62,034
1,043	Sigma-Aldrich Corp.	62,947

		252,463
	Containers & Packaging — 1.6%
1,536	Ball Corp.	90,380

	Total Materials	342,843
Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.3%
1,215	CenturyLink, Inc.	47,940
1,807	Windstream Corp.	22,204

		70,144
	Wireless Telecommunication Services — 1.0%
2,053	Telephone & Data Systems, Inc.	58,215

	Total Telecommunication Services	128,359
Utilities — 9.9%
	Electric Utilities — 1.3%
2,889	Westar Energy, Inc.	69,993

	Gas Utilities — 2.7%
1,899	Energen Corp.	86,822
1,374	Oneok, Inc.	61,889

		148,711
	Multi-Utilities — 5.4%
5,271	CMS Energy Corp. (c)	94,974
1,217	NSTAR	47,873
1,247	Wisconsin Energy Corp.	72,077
3,600	Xcel Energy, Inc.	82,697

		297,621
	Water Utilities — 0.5%
1,176	American Water Works Co., Inc.	27,355

	Total Utilities	543,680
	Total Common Stocks (Cost $4,609,955)	5,322,594
Short-Term Investment — 2.7%
	Investment Company — 2.7%
147,226	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $147,226)	147,226
Investment of Cash Collateral for Securities on Loan — 1.8%
	Investment Company — 1.8%
99,794	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $99,794)	99,794

	Total Investments — 101.1% (Cost $4,856,975)	5,569,614
	Liabilities in Excess of Other Assets — (1.1)%	(62,078)
	NET ASSETS — 100.0%	$5,507,536

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$973,707
Aggregate gross unrealized depreciation	(261,068)
Net unrealized appreciation/depreciation	$712,639
Federal income tax cost of investments	$4,856,975

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$5,569,614	$–	$–	$5,569,614

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 24, 2010